Parent Company Only Condensed Financial Information - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)		¥ (18,292)	$ (2,803)	¥ 14,902	¥ 3,152
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)		9	1	(362)	354
Share of (income)/loss of subsidiaries and VIEs		(239)	(37)	180	(1,310)
Interest expense/(income)					26,249
Increase/(decrease) in other payables and accrued expenses		2,577	395	3,055	1,585
(Increase)/decrease in prepaid expense and other receivables		30,755	4,713	6,860	4,152
(Increase)/decrease in other assets				(10,332)	(3,831)
Net cash (used in)/provided by operating activities		137,666	21,098	118,024	66,853
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs		22,450	3,441	2,000	2,500
Net cash provided/(used in) by investing activities		(31,078)	(4,763)	(6,927)	(3,554)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs		340,479	52,181
Proceeds from exercise of share options		503	77
Repurchase of Class A common shares	$ 311,238	2,063	316
Net cash provided by financing activities		383,053	58,706	(14,079)	48,572
Effect of exchange rate changes on cash and cash equivalents		(10,020)	(1,536)	38	120
Net increase in cash and cash equivalents and restricted cash		479,621	73,505	97,056	111,991
Total cash and cash equivalents and restricted cash at beginning of year		249,327	38,211	152,271	40,280
Total cash and cash equivalents and restricted cash at end of year		728,948	111,716	249,327	152,271
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)		(18,292)	(2,803)	14,902	3,152
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)		(421)	(65)	97	325
Share of (income)/loss of subsidiaries and VIEs		14,341	2,198	(15,520)	(29,776)
Interest expense/(income)		(11)	(2)		26,249
Changes in operating assets and liabilities:		(4,383)	(672)	(521)	(50)
Increase/(decrease) in other payables and accrued expenses		(1,340)	(205)	1,343	8,793
(Increase)/decrease in prepaid expense and other receivables		(139,123)	(21,322)	(59)	¥ (8,743)
(Increase)/decrease in other assets				(763)
(Increase)/decrease in account receivables and contract assets		(216)	(33)
(Increase)/decrease in amount due from related parties		(189)	(29)
Net cash (used in)/provided by operating activities		(145,251)	(22,261)
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs		(245)	(38)
Net cash provided/(used in) by investing activities		(245)	(38)
Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares				62
Proceeds from initial public offering, net of issuance costs		340,479	52,181
Proceeds from exercise of share options		503	77
Repurchase of Class A common shares		(2,063)	(316)
Net cash provided by financing activities		338,919	51,942	62
Effect of exchange rate changes on cash and cash equivalents		(6,268)	(961)
Net increase in cash and cash equivalents and restricted cash		187,155	28,682	62
Total cash and cash equivalents and restricted cash at beginning of year		62	10
Total cash and cash equivalents and restricted cash at end of year		¥ 187,217	$ 28,692	¥ 62